Organization and Nature of Business (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Organization and Nature of Business
Accumulated losses	$ 140,890,000		$ 107,104,000
Cash and cash equivalents	75,329,000	$ 112,532,000	85,265,000	$ 79,431,000
Short-term investments	247,165,000		273,031,000
Unutilized bank borrowing facilities	94,359,000		$ 121,282,000
Dividends received from equity investees	$ 23,526,000	$ 42,617,000